Note 7 - Commitments and Contingencies: Operating Lease (Policies)	6 Months Ended
Jan. 31, 2016
Policies
Operating Lease

Operating Lease

On January 31, 2014, the Company terminated its existing office space lease, and entered into a new month to month rent agreement for office space. The new agreement which commences on November 1, 2015, calls for monthly rent payments of $1,440. The terminated lease agreement has not been resolved as to payment of existing amounts due in cash or stock, or as to any early termination fees.  As of January 31, 2016, no stock has been issued in payment of rent.